Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure In Entirety Of Supplemental Cash Flow Information [Abstract]
Schedule of Supplemental Cash Flow Information
Supplement cash flow information as of 31 December 2024, 2023, and 2022 is included below. (see Note 21 for non-cash movements in borrowings).

Non-cash investing and financing activities	2024	2023	2022
Acquisition of property, plant and equipment in trade payables and other current liabilities	13,917	2,266	4,131
Acquisition of intangibles in trade payables and other current liabilities	—	930	4,075
Right-of-use assets obtained through new leases	41,506	74,109	9,583
Sale of joint venture	5,950	—	—
Settlement of borrowings through refinancing	118,330	—	—
Settlement of transaction cost through refinancing	28,365	—	—
Equity issued through conversion of borrowings	263,969	—	32,200
Settlement of RSUs with shares	5,076	678	—
Settlement of SARs with shares	—	13,767	—
Purchase of Facility through Aztiq Convertible Bond	—	—	115,005
Non-cash issuance of Aztiq Convertible Bond	—	—	80,000